CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Current assets:
Cash and cash equivalents	$ 114,136	$ 109,785	$ 44,323
Prepaid expenses and other current assets	105,189	179,105	24,380
Total current assets	219,325	288,890	68,703
Other assets
Film production costs	2,886,501	2,931,849
TOTAL ASSETS	3,105,826	3,220,739	68,703
Current Liabilities
Accounts payable and accrued liabilities	192,699	256,273	36,599
Accrued interest	119,524	30,380	352
Convertible notes payable, net of debt discounts - current	661,075	183,915	10,834
Note payable	200,000
Loans payable, net of debt discount	1,832,873	1,740,258
Due to related parties	2,701	2,701	2,701
Derivative liabilities	2,227,805	4,224,528	221,374
Total current liabilities	5,236,677	6,438,055	271,860
Long-term liabilities:
Convertible notes payable including accrued interest, net of debt discounts - long term	206,438	233,710	10,299
Total liabilities	5,443,115	6,671,765	282,159
Commitments and Contingencies (see Note 8)
Stockholders' deficit:
Preferred stock, $0.001 par value; 5,000,000 shares Series A Preferred stock ($0.001 Par Value; 51 Share Authorized; 51 and 0 shares issued and outstanding at September 30, 2017 and 2016, respectively)
Common stock, $0.001, 700,000,000 shares authorized: 25,235,361 shares and 16,509,852 shares issued and ouststanding as of September 30, 2017 and 2016, respectively	35,443	25,236	16,510
Additional paid-in capital	4,450,094	3,813,095	2,350,889
Accumulated deficit	(6,885,700)	(7,470,559)	(2,580,855)
Total All For One Media Corp. Stockholders' deficit	(2,400,163)	(3,632,228)	(213,456)
Non-controlling interest in subsidiary	62,874	181,202
Total Stockholders' deficit	(2,337,289)	(3,451,026)	(213,456)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	3,105,826	3,220,739	68,703
Series A Preferred Stock [Member]
Stockholders' deficit:
Preferred stock, $0.001 par value; 5,000,000 shares Series A Preferred stock ($0.001 Par Value; 51 Share Authorized; 51 and 0 shares issued and outstanding at September 30, 2017 and 2016, respectively)